Property, equipment and leasehold improvement, net (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 269	¥ 623